Insurance Risk - Summary of amount of the reinsurance contracts held (Details) - AA+ ~ AA- [member] - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Reinsurance Residual Coverage Assets [Member]
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Credit risk arising from insurance contracts	₩ 38,207	₩ 20,909
Reinsurance Incident Assets [Member]
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Credit risk arising from insurance contracts	₩ 5,204	₩ 5,461